RELATED PARTIES	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
RELATED PARTIES	RELATED PARTIES
For the six-month period ended June 30, 2026
Key management personnel compensation
During the period, a total of 608,100 common shares were granted to a member of key management personnel under the UIP
Rules as a part of the LTI 2025-2027 program. The award is subject to a market performance condition tied to an absolute share price target. This grant has a three-year performance period with vesting scheduled for December 31, 2027.
In addition, a total of 3,593,475 common shares were granted to the Group Chief Executive Officer and 1,296,900 were granted to other key management personnel under the UIP Rules as a part of the LTI 2026-2028 program. These awards are subject to a market performance condition tied to an absolute share price target. These grants have a three-year performance period with vesting scheduled for December 31, 2028.
Furthermore, a total of 142,925 common shares were also granted to a member of key management personnel under the UIP
Rules as a part of their STI 2025 program, which vested immediately upon grant. These shares are subject to a two-year restriction period.
Additionally, a total of 7,671,300 common shares and 267,925 common shares were transferred to the Group Chief Executive
Officer and other key management personnel during the period, respectively, in relation to all grants that were vested during the period.
Other transactions with key management personnel
During the six-month period ended June 30, 2026, VEON Amsterdam B.V. repurchased 7,125,225 common shares from the
Group Chief Executive Officer for total consideration of US15, in line with the objectives of the Company's share buyback program. The price per ADS was determined based on the 30-day volume weighted average price for the Company’s ADSs listed and traded on Nasdaq. The Group Chief Executive Officer utilized the proceeds for the purchase of a personal property in the
UAE.
Other related parties
During the six-month period ended June 30, 2026, US$0.3 of expense has been recognized related to the monthly cash payments and US$1 of expense has been recognized related to share-based payment expense related to the 2024 Agreement.
On June 6, 2026, the fourth tranche of Warrant A for a value of US$2 worth of shares (based on the 90-day average closing price of VEON ADSS) or 955,125 common shares (equal to 38,205 ADSs) vested.
For the six-month period ended June 30, 2025
Key management personnel compensation
Two cash settled awards of 500,000 and 273,825 shares were awarded in April 2024 under the DSP to a current VEON Ltd board member. In February 2025, the awards, which vested in April 2024 and June 2024 with planned release date of one year after the vesting date, were agreed to be released and settled at an earlier date before March 15, 2025. The awards were settled by way of gross cash payment of US$1 to the board member as a full and final settlement.
In March 2025, an equity-settled award of 1,644,025 shares granted to a member of key management personnel in March 2023 under the DSP, vested after meeting the required service condition of two years.
On April 2, 2025, a service based one-off equity award of 250,000 shares was granted to the GCFO, under the DSP. The award vested 50% on March 31, 2026, and the remaining 50% will vest on March 31, 2027.
On April 28, 2025, the Group General Counsel received an equity-settled award of 118,850 common shares as a part of her 50%
STI 2024 converted into a share-based grant, which vested immediately upon grant. These shares are subject to a 2-year restriction period.
On May 14, 2025, certain key management personnel (excluding the Group General Counsel) were granted long term incentive awards of 8,266,750 common shares under the Umbrella Incentive Plan. These awards are subject to a market condition tied to an absolute share price target for a total of shares with a performance period of January 1, 2025 to December 31, 2027, being the vesting date.
Additionally on May 20, 2025, two rotational members of the then-constituted Group Executive Committee ("GEC"), that were not part of the key management personnel, were granted long term incentive awards of 755,825 common shares on target under the
Umbrella Incentive Plan. These awards are subject to non-market performance condition scorecards for their respective operating company related to a performance period of January 1, 2025 to December 31, 2027, being the vesting date.
On June 17, 2025, the Group General Counsel irrevocably and unconditionally surrendered an equity-settled award originally granted in 2024 of 2,055,292 common shares, issued under Long-Term Incentive Plan, for no consideration. This has resulted in cancellation of the award and caused it to lapse with immediate effect. On the same date, a special equity-settled award of
685,000 common shares was granted to the Group General Counsel under the Umbrella Incentive Plan. The award is subject to service-based vesting conditions, with 40% vesting on February 28, 2026, 40% vesting on October 31, 2026, and the remaining
20% vesting on January 31, 2027.
Other related parties
On June 7, 2024, the Company entered into a letter agreement as amended on August 1, 2024 (the “2024 Agreement”) with
Impact Investments which will provide strategic support and board advisory services to the Company and JSC Kyivstar. Michael
R. Pompeo, who was appointed to the Board of Directors of the Company on May 31, 2024, serves as Executive Chairman of
Impact Investments. He was re-appointed to the Board of Directors of the Company at its 2025 and 2026 annual general meetings held on May 8, 2025 and May 11, 2026, respectively.
As of June 30, 2025, US$0.3 of expense has been recognized related to the monthly cash payments and US$1 of expense has been recognized related to share-based payment expense related to the 2024 Agreement.
On June 7, 2025, the second tranche of Warrant A for a value of US$2 worth of shares (based on the 90-day average closing price of VEON ADS) or 1,087,855 common shares (equal to 43,514 ADS) vested.